Commitments and Contingencies - HHI - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Payments made to commitments	$ 444,493	$ 357,602
Hyundai Samho Heavy Industries Co Ltd | Liquefied Natural Gas
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	2
Payments made to commitments	$ 104,300
Secured financing	$ 139,000
Number of vessels with secured financing | vessel	1